property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2020
property, plant and equipment
Schedule of property, plant and equipment

		Owned assets						Right-of-use lease assets (Note 19)
			Buildings and
		Network	leasehold			Assets under		Network	Real
(millions)	Note	assets	improvements	Other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
As at January 1, 2020		$31,713	$3,314	$1,373	$48	$421	$36,869	$219	$1,267	$60	$1,546	$38,415
Additions		393	15	24	5	666	1,103	54	131	7	192	1,295
Additions arising from business acquisitions	18(b )	4	12	7	—	—	23	—	41	1	42	65
Dispositions, retirements and other		(379)	1	(122)	—	—	(500)	1	(24)	(9)	(32)	(532)
Assets under construction put into service		263	39	55	—	(357)	—	—	—	—	—	—
Net foreign exchange differences		2	5	9	—	—	16	—	13	—	13	29
As at June 30,2020		$31,996	$3,386	$1,346	$53	$730	$37,511	$274	$1,428	$59	$1,761	$39,272
ACCUMULATED DEPRECIATION
As at January 1, 2020		$21,060	$2,052	$875	$—	$—	$23,987	$6	$174	$16	$196	$24,183
Depreciation [1]		767	62	75	—	—	904	14	101	9	124	1,028
Dispositions, retirements and other		(387)	(10)	(106)	—	—	(503)	—	(3)	(3)	(6)	(509)
Net foreign exchange differences		1	2	6	—	—	9	—	2	—	2	11
As at June 30, 2020		$21,441	$2,106	$850	$—	$—	$24,397	$20	$274	$22	$316	$24,713
NET BOOK VALUE
As at December 31, 2019		$10,653	$1,262	$498	$48	$421	$12,882	$213	$1,093	$44	$1,350	$14,232
As at June 30, 2020		$10,555	$1,280	$496	$53	$730	$13,114	$254	$1,154	$37	$1,445	$14,559
(1)	For the six-month period ended June 30, 2020, depreciation includes $5 in respect of impairment of real estate right-of-use lease assets.